PROPERTY AND EQUIPMENT, NET - Schedule of Property and equipment, net (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Property Plant And Equipment [Line Items]
Property and equipment, gross	$ 5,163	$ 2,620
Less: Accumulated depreciation and amortization	(1,410)	(716)
Property and equipment, net	3,753	1,904
Laboratory Equipment
Property Plant And Equipment [Line Items]
Property and equipment, gross	989	572
Research Devices
Property Plant And Equipment [Line Items]
Property and equipment, gross	1,422	486
Sales and Marketing Devices
Property Plant And Equipment [Line Items]
Property and equipment, gross	669
Computer Equipment
Property Plant And Equipment [Line Items]
Property and equipment, gross	575	385
Construction In Progress
Property Plant And Equipment [Line Items]
Property and equipment, gross	341	613
Tooling
Property Plant And Equipment [Line Items]
Property and equipment, gross	302	270
Trade Show Assets
Property Plant And Equipment [Line Items]
Property and equipment, gross	293
Leased Devices
Property Plant And Equipment [Line Items]
Property and equipment, gross	396	127
Other
Property Plant And Equipment [Line Items]
Property and equipment, gross	$ 176	$ 167